SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	20.SUBSEQUENT EVENTS These consolidated financial statements were approved by management and available for issuance on May 15, 2024, and the Company has evaluated subsequent events through this date.